Average Annual Total Returns			12 Months Ended	22 Months Ended	31 Months Ended	35 Months Ended	60 Months Ended	73 Months Ended	81 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Sprott Gold Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			152.87%				19.41%			19.46%
Sprott Gold Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			152.23%				19.19%			19.33%
Sprott Gold Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			90.62%				15.83%			16.84%
Sprott Gold Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%			14.82%
Sprott Gold Miners ETF | Solactive Gold Miners Custom Factors Total Return Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		154.65%				20.34%			20.48%
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			174.57%				16.68%			19.13%
Sprott Junior Gold Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			166.78%				14.80%			17.96%
Sprott Junior Gold Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			103.67%				12.40%			15.77%
Sprott Junior Gold Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%			14.82%
Sprott Junior Gold Miners ETF | Solactive Junior Gold Miners Custom Factors Total Return Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		171.34%				16.62%			19.84%
SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Average Annual Return, Percent			40.41%				24.92%	31.57%
SPROTT URANIUM MINERS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			38.85%				23.42%	30.04%
SPROTT URANIUM MINERS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			24.11%				19.84%	26.10%
SPROTT URANIUM MINERS ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%	15.73%
SPROTT URANIUM MINERS ETF | VettaFi Global Uranium Mining Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			41.95%				25.84%	32.70%
Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			44.76%			13.21%
Performance Inception Date		Feb. 01, 2023
Sprott Junior Uranium Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			41.16%			10.99%
Sprott Junior Uranium Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			26.53%			9.28%
Sprott Junior Uranium Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			20.78%
Sprott Junior Uranium Miners ETF | Nasdaq Sprott Junior Uranium Miners™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			47.49%			14.55%
Sprott Copper Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			73.04%	40.22%
Performance Inception Date		Mar. 05, 2024
Sprott Copper Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			71.46%	38.82%
Sprott Copper Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			43.31%	30.90%
Sprott Copper Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	20.78%
Sprott Copper Miners ETF | Nasdaq Sprott Copper Miners Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			74.59%	40.95%
Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			137.40%			36.54%
Performance Inception Date		Feb. 01, 2023
Sprott Junior Copper Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			127.12%			32.12%
Sprott Junior Copper Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			81.23%			27.00%
Sprott Junior Copper Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			20.78%
Sprott Junior Copper Miners ETF | Nasdaq Sprott Junior Copper Miners Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			132.42%			37.19%
Sprott Nickel Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			50.54%		(0.97%)
Performance Inception Date		Mar. 21, 2023
Sprott Nickel Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			49.25%		(3.94%)
Sprott Nickel Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			30.18%		(1.97%)
Sprott Nickel Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		22.99%
Sprott Nickel Miners ETF | Nasdaq Sprott Nickel Miners™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			51.69%		(0.27%)
Sprott Lithium Miners ETF
Prospectus [Line Items]
Average Annual Return, Percent			93.55%			(11.30%)
Performance Inception Date		Feb. 01, 2023
Sprott Lithium Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			88.00%			(13.10%)
Sprott Lithium Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			55.32%			(9.11%)
Sprott Lithium Miners ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			20.78%
Sprott Lithium Miners ETF | Nasdaq Sprott Lithium Miners™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			91.61%			(11.88%)
Sprott Critical Materials ETF
Prospectus [Line Items]
Average Annual Return, Percent			94.50%			14.79%
Performance Inception Date		Feb. 01, 2023
Sprott Critical Materials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			93.34%			13.96%
Sprott Critical Materials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			56.01%			11.19%
Sprott Critical Materials ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			20.78%
Sprott Critical Materials ETF | Nasdaq Sprott Critical Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			95.05%			15.69%
Institutional [Member] | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			148.33%				18.77%		22.74%
Performance Inception Date		Apr. 08, 2019
Institutional [Member] | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			147.99%				18.72%		22.73%
Institutional [Member] | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			88.12%				15.32%		19.24%
Institutional [Member] | Institutional Class | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%				14.42%		15.43%
Institutional [Member] | Institutional Class | Philadelphia Stock Exchange Gold and Silver Sector Total Return Index1 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		152.80%				20.94%		26.48%
Investors [Member] | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			147.67%				18.43%			18.17%
Investors [Member] | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			147.28%				18.41%			18.16%
Investors [Member] | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			87.70%				15.04%			15.67%
Investors [Member] | Investor Class | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%				14.42%			14.82%
Investors [Member] | Investor Class | Philadelphia Stock Exchange Gold and Silver Sector Total Return Index1 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		152.80%				20.94%			23.94%

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[3]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[4]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.